Goodwill and Other Intangible Assets (Details) - Other intangible assets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,860,000	$ 1,860,000
Net Accumulated Amortization	723,000	497,900
Intangible Assets	1,137,000	1,362,100
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	360,000	360,000
Net Accumulated Amortization	150,000	100,000
Intangible Assets	210,000	260,000
Customer Lists And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,500,000	1,500,000
Net Accumulated Amortization	573,000	397,900
Intangible Assets	$ 927,000	$ 1,102,100